SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Leasehold improvement	Over the shorter of lease term of the estimated useful lives of the assets
Machinery and equipment	5 years
Office equipment	5 years

Schedule of disaggregation of revenue

Revenue for the six months ended June 30, 2026 consists of the following:

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$1,386,608	—	1,386,608
Total	$1,386,608	—	1,386,608

Revenue for the six months ended June 30, 2025 consists of the following:

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$1,023,295	$69,780	$1,093,075
Skin care products	1,160	9,046	10,206
Hair care products	3,349	22,608	25,957
Total	$1,027,804	$101,434	$1,129,238

Schedule of translation of amounts

	For the Six Months
	Ended June 30,
	2026	2025
Years ended NTD: US$1 exchange rate	31.89	29.11
Annual average NTD: US$1 exchange rate	31.62	31.88

Schedule of concentration of risks

	For the Six Months
	Ended June 30,
Supplier	2026	2025
Vendor A	100%	100%

	For the Six Months
	Ended June 30,
Customer	2026	2025
Customer A	82%	—%
Customer B	18%	91%